Legal Actions (Details) - USD ($) $ in Millions	Feb. 01, 2016	Jul. 13, 2012	Aug. 10, 2010	Dec. 31, 2015
Liability for Contingent Litigation Losses [Member]
Legal Actions (Textual) [Abstract]
Range of possible loss, portion not accrued				$ 1,300
In re Interchange Litigation [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters		$ 6,600
Distribution to class merchants (percent)		0.10%
Distribution period to class merchants		8 months
Order of Posting Litigation [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters			$ 203
Civil Claim [Member] | Subsequent Event [Member] | FHA Insurance Litigation [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	$ 1,200